Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available for sale securities pledged as collateral	$ 26,515,000	$ 22,606,000
Number of available for sale securities in unrealized loss position | security	168
Number of available for sale securities in unrealized loss position, one year or more | security	19
Available for sale securities, gross realized gains	$ 215,000	142,000	$ 413,000
Income tax expense (benefit)	1,744,000	1,405,000	1,083,000
Available for sale securities, gross realized losses	57,000	26,000	13,000
Realized Gains on Sale of Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Income tax expense (benefit)	73,000	48,000	140,000
Realized Losses on Sale of Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Income tax expense (benefit)	$ 19,000	$ 9,000	$ 4,000